American Funds Asset Allocation SAST Portfolio (Prospectus Summary) | American Funds Asset Allocation SAST Portfolio
AMERICAN FUNDS® ASSET ALLOCATION SAST PORTFOLIO
Investment Goal
The Portfolio's investment goal is high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the
Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		American Funds Asset Allocation SAST Portfolio Class 3
Management Fees	[1]	1.15%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.09%
Total Annual Portfolio Operating Expenses		1.49%
Less Fee Waiver/Reimbursement		0.60%
Total Annual Portfolio Operating Expenses After Fee Waiver		0.89%
[1]	SunAmerica Asset Management Corp. ("SAAMCo") has entered into a contractual agreement with SunAmerica Series Trust (the "Trust") under which it will waive 0.60% of its advisory fee for such time as the Portfolio is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue indefinitely as long as the Portfolio is part of a master-feeder fund structure and cannot be reduced or eliminated without Board approval.

Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. The Example reflects the aggregate expenses of both the Master
Asset Allocation Fund and the Portfolio and assumes that the contractual waiver of SAAMCo's advisory fee continues for all periods shown. Although your actual costs may be higher or lower, based on these assumptions and the Total Annual
Portfolio Operating Expenses After Fee Waiver shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
American Funds Asset Allocation SAST Portfolio Class 3	91	284	493	1,096

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio described in this Prospectus operates as a "feeder fund" and attempts to achieve its investment goal by investing all or substantially all of its assets in Class 1 shares of the American Funds Insurance Series® Asset
Allocation Fund (the "Master Asset Allocation Fund"), a portfolio offered by
American Funds Insurance Series®, a registered open-end investment company. In turn, the Master Asset Allocation Fund seeks to provide investors with high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments (debt securities maturing in one year or less).

Although the Master Asset Allocation Fund focuses on investments in medium to large capitalization companies, the Master Asset Allocation Fund's investments are not limited to a particular capitalization size. The Master Asset Allocation
Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by
Nationally Recognized Statistical Rating Organizations as designated by the adviser to the Master Asset Allocation Fund or unrated but determined to be of equivalent quality by the adviser to the Master Asset Allocation Fund). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment goal, the Master Asset Allocation Fund will vary its mix of equity securities, fixed income securities and money market instruments. Under normal market conditions, the Master Asset Allocation Fund's investment adviser expects (but is not required) to maintain a flexible investment mix falling within the following ranges: 40% - 80% in equity securities; 20% - 50% in fixed income securities; and 0% - 40% in money market instruments. As of December 31, 2011 the Master Asset Allocation Fund was
approximately 75% invested in equity securities, 21% invested in fixed income or debt securities and 4% invested in money market instruments. The proportion of equity, fixed income and money market securities held by the Master Asset Allocation
Fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

Investment of the Portfolio's assets in the Master Asset Allocation Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its entire investment in the Master Asset Allocation
Fund.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Risks of Investing in Equity Securities. The Portfolio invests primarily
(through its investment in the Master Asset Allocation Fund) in equity securities. As with any equity fund, the value of your investment in the
Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of various types of equity stocks may rise or decline under varying market conditions - for example, "value" stocks may perform well in circumstances under which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Master Asset Allocation
Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives or strategies.

Risks of Investing in Growth Stocks. Growth stocks are historically volatile, which will affect the Master Asset Allocation Fund and the Portfolio. Growth
stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Risks of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent the Master Asset
Allocation Fund is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for the Master Asset Allocation Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies. A security backed by the U.S. Treasury or the full faith and credit of the United
States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Interest Rate Fluctuation Risk. The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises.
Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Credit Quality Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations.

Risks of Investing in Junk Bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default.
A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Master
Asset Allocation Fund to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Master Asset Allocation Fund to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

Risk of Income-Oriented Stocks. Changes in dividend policies or the availability of capital resources may reduce the income from companies in which the Master
Asset Allocation Fund invests.

Risk of Thinly-Traded Securities. There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

Risk of Foreign Exposure. The Master Asset Allocation Fund may invest in foreign securities. Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S.
dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities.

Prepayment Risk. Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Master Asset
Allocation Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Master Asset Allocation Fund may exhibit price characteristics of longer-term debt securities.

Master-Feeder Structure. Other "feeder" funds may also invest in the Master
Asset Allocation Fund. As shareholders of the Master Asset Allocation Fund, feeder funds, including the Portfolio, vote on matters pertaining to the Master
Asset Allocation Fund. Feeder funds with a greater pro rata ownership in the
Master Asset Allocation Fund could have effective voting control operations of the Master Asset Allocation Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master
Asset Allocation Fund borne by the remaining feeder fund shareholders, including the Portfolio.

Additional Principal Risks. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal
Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

You should also refer to the Master Asset Allocation Fund's prospectus that you received along with your Portfolio Prospectus. Additionally, the statements of additional information for your Portfolio and the Master Asset Allocation Fund also are available free of charge upon request.
Performance Information
The performance in the bar chart and table below provide some indication of the risks of investing in the Portfolio. Remember, however, that the past performance of the Portfolio is not necessarily an indication of how it will perform in the future. The bar chart reflects the performance of the Class 3 shares of the Portfolio. The table shows the average annual total returns of
Class 3 shares of the Portfolio for certain time periods compared to the returns of the S&P 500® Index, Barclays Capital U.S. Aggregate Bond Index and Citigroup
US Broad Investment Grade (USBIG) Bond Index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
(Class 3 Shares)

During the period shown in the bar chart, the highest return for a quarter was
11.43% (quarter ended September 30, 2009) and the lowest return for a quarter was -16.41% (quarter ended December 31, 2008).
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns American Funds Asset Allocation SAST Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 3	Class 3 Shares	0.97%	0.79%	1.77%	Sep. 01, 2006
S&P 500® Index	S&P 500® Index	2.11%	(0.25%)	1.47%	Sep. 01, 2006
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.50%	Sep. 01, 2006
Citigroup US Broad Investment-Grade (USBIG) Bond Index	Citigroup US Broad Investment-Grade (USBIG) Bond Index	7.85%	6.69%	6.67%	Sep. 01, 2006

[1]	Amounts reflect the total expenses of the Portfolio and the Master Asset Allocation Fund.